GOODWILL	6 Months Ended
Jun. 30, 2024
Changes in goodwill [abstract]
GOODWILL	GOODWILL The following table provides a reconciliation of goodwill:

(MILLIONS)	Total
Balance, as at December 31, 2023	$854
Foreign exchange and other	(60)
Balance, as at June 30, 2024	$794